Columbia High Yield Bond Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.6%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	7,035,000	6,781,740
Total Convertible Bonds (Cost $6,794,876)			6,781,740

Corporate Bonds & Notes 91.0%

Aerospace & Defense 2.6%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,115,944
10/01/2031	5.125%	4,832,000	4,722,216
Axon Enterprise, Inc.(a)
03/15/2033	6.250%	538,000	556,391
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,083,000	1,147,030
11/15/2030	9.750%	1,038,000	1,143,966
TransDigm, Inc.(a)
03/01/2029	6.375%	5,529,000	5,663,349
12/15/2030	6.875%	2,455,000	2,547,875
03/01/2032	6.625%	3,229,000	3,326,814
01/15/2033	6.000%	2,379,000	2,405,683
05/31/2033	6.375%	4,072,000	4,128,698
01/31/2034	6.250%	588,000	603,369
01/31/2034	6.750%	2,906,000	3,000,312
Total			30,361,647
Airlines 0.6%
American Airlines, Inc.(a)
05/15/2029	8.500%	3,783,000	3,964,927
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	3,490,691	3,511,003
Total			7,475,930
Automotive 1.7%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	745,000	704,118
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	1,637,000	1,696,629
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	1,598,000	1,660,678
11/15/2032	8.000%	3,656,000	3,817,150
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	557,000	583,481
07/17/2035	8.125%	3,695,000	3,907,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	2,423,000	2,406,474
04/23/2032	6.875%	5,567,000	5,334,338
Total			20,110,302
Banking 0.3%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	1,642,000	1,706,970
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	2,349,000	2,334,463
Total			4,041,433
Brokerage/Asset Managers/Exchanges 2.5%
AG Issuer LLC(a)
03/01/2028	6.250%	2,227,000	2,231,589
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,151,000	5,279,048
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,077,000	3,360,673
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,494,000	4,515,033
Focus Financial Partners LLC(a)
09/15/2031	6.750%	1,668,000	1,724,693
Hightower Holding LLC(a)
04/15/2029	6.750%	1,727,000	1,721,852
01/31/2030	9.125%	4,164,000	4,471,227
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	2,712,000	2,763,091
08/01/2033	8.000%	2,874,000	2,913,058
Total			28,980,264
Building Materials 2.0%
LBM Acquisition LLC(a)
06/15/2031	9.500%	2,497,000	2,616,554
Masterbrand, Inc.(a)
07/15/2032	7.000%	739,000	766,601
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	4,400,000	4,537,398
03/01/2033	6.750%	1,648,000	1,707,286
QXO Building Products, Inc.(a)
04/30/2032	6.750%	2,225,000	2,305,765
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	2,523,000	2,604,970
08/01/2033	6.250%	1,595,000	1,628,669

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	7,109,000	7,108,207
Total			23,275,450
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	2,730,000	2,708,073
03/01/2030	4.750%	8,398,000	8,078,008
08/15/2030	4.500%	4,269,000	4,038,854
03/01/2031	7.375%	665,000	689,842
02/01/2032	4.750%	4,141,000	3,841,259
01/15/2034	4.250%	3,180,000	2,761,677
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,030,000	1,857,047
CSC Holdings LLC(a)
02/01/2028	5.375%	1,020,000	939,930
05/15/2028	11.250%	681,000	679,753
01/31/2029	11.750%	1,770,000	1,624,452
02/01/2029	6.500%	1,199,000	944,219
01/15/2030	5.750%	2,571,000	1,206,297
12/01/2030	4.625%	3,842,000	1,686,178
02/15/2031	3.375%	2,688,000	1,719,943
DISH DBS Corp.
07/01/2028	7.375%	915,000	828,157
06/01/2029	5.125%	1,306,000	1,076,849
DISH DBS Corp.(a)
12/01/2028	5.750%	2,603,000	2,447,845
DISH Network Corp.(a)
11/15/2027	11.750%	6,231,000	6,590,634
EchoStar Corp.
11/30/2029	10.750%	5,185,670	5,582,315
EchoStar Corp.(b)
11/30/2030	6.750%	1,932,949	1,901,029
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,316,215
07/15/2028	4.000%	615,000	594,265
07/01/2030	4.125%	1,890,000	1,758,196
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,099,000	2,833,605
VZ Secured Financing BV(a)
01/15/2032	5.000%	6,211,000	5,509,379
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,315,000	2,041,613
Total			67,255,634
Chemicals 5.7%
Ashland LLC(a)
09/01/2031	3.375%	4,560,000	4,058,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	1,096,000	1,153,107
Celanese US Holdings LLC
04/15/2030	6.500%	798,000	806,216
07/15/2032	6.879%	953,000	985,335
04/15/2033	6.750%	4,622,000	4,653,931
11/15/2033	7.200%	2,117,000	2,199,709
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	1,679,000	1,709,793
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,527,000	3,419,141
Herens Holdco Sarl(a)
05/15/2028	4.750%	1,995,000	1,712,977
INEOS Finance PLC(a)
04/15/2029	7.500%	4,533,000	4,541,866
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	6,170,000	6,206,731
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	3,416,150	3,399,069
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	3,546,000	3,511,629
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,200,000	1,149,511
11/15/2028	9.750%	3,936,000	4,127,696
10/01/2029	6.250%	2,953,000	2,882,474
06/15/2031	7.250%	3,344,000	3,421,644
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	1,290,000	1,311,629
08/15/2033	6.250%	1,035,000	1,069,874
Tronox, Inc.(a)
03/15/2029	4.625%	2,763,000	2,037,860
WR Grace Holdings LLC(a)
06/15/2027	4.875%	768,000	761,980
08/15/2029	5.625%	6,331,000	5,915,003
03/01/2031	7.375%	1,104,000	1,125,055
08/15/2032	6.625%	5,502,000	5,487,939
Total			67,649,161
Construction Machinery 1.2%
Herc Holdings, Inc.(a)
06/15/2029	6.625%	1,213,000	1,249,638
06/15/2030	7.000%	2,317,000	2,411,335
06/15/2033	7.250%	7,393,000	7,753,015
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	2,162,000	2,271,840
Total			13,685,828
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,193,000	2,132,618
12/01/2028	6.125%	5,419,000	5,254,675
Garda World Security Corp.(a)
08/01/2032	8.250%	650,000	676,369
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,536,000	1,387,028
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,025,522
06/01/2028	4.625%	3,232,000	3,181,877
Total			13,658,089
Consumer Products 1.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	4,299,000	3,271,196
Newell Brands, Inc.(a)
06/01/2028	8.500%	1,711,000	1,808,458
Newell Brands, Inc.
05/15/2030	6.375%	1,681,000	1,659,477
05/15/2032	6.625%	2,416,000	2,365,677
Opal Bidco SAS(a)
03/31/2032	6.500%	2,520,000	2,564,214
Whirlpool Corp.
06/15/2030	6.125%	536,000	542,828
06/15/2033	6.500%	559,000	562,277
Total			12,774,127
Diversified Manufacturing 1.8%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,905,650
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,556,000	4,680,445
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,126,000	1,165,490
Gates Corp. (The)(a)
07/01/2029	6.875%	1,548,000	1,609,943
Madison IAQ LLC(a)
06/30/2029	5.875%	2,959,000	2,926,239
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,119,363
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	1,404,000	1,455,355
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,312,000	1,331,660
03/15/2029	6.375%	1,333,000	1,373,916
03/15/2032	6.625%	3,324,000	3,456,663
Total			21,024,724
Electric 4.1%
Alpha Generation LLC(a)
10/15/2032	6.750%	1,116,000	1,151,982
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,770,000	2,802,813
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,741,000	1,720,917
02/15/2031	3.750%	3,711,000	3,413,351
01/15/2032	3.750%	3,029,000	2,724,634
Long Ridge Energy LLC(a)
02/15/2032	8.750%	3,035,000	3,142,756
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	733,342
09/15/2027	4.500%	2,351,000	2,306,318
01/15/2029	7.250%	1,702,000	1,738,737
NRG Energy, Inc.(a)
06/15/2029	5.250%	4,296,000	4,281,501
07/15/2029	5.750%	294,000	294,876
02/15/2031	3.625%	958,000	883,643
02/01/2033	6.000%	1,546,000	1,568,362
11/01/2034	6.250%	1,180,000	1,210,197
PG&E Corp.
07/01/2028	5.000%	593,000	586,435
PG&E Corp.(c)
03/15/2055	7.375%	1,165,000	1,155,727
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,764,000	1,748,584
01/15/2030	4.750%	2,189,000	2,110,820
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	2,840,000	2,839,096
07/31/2027	5.000%	1,538,000	1,534,623
10/15/2031	7.750%	3,221,000	3,423,104
04/15/2032	6.875%	1,715,000	1,798,893
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	1,654,000	1,730,505
03/15/2033	8.625%	3,183,000	3,365,082
Total			48,266,298
Environmental 0.2%
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	2,802,000	2,928,699

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 4.1%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	507,000	524,982
03/15/2030	5.875%	4,584,000	4,641,842
goeasy Ltd.(a)
12/01/2028	9.250%	178,000	187,326
07/01/2029	7.625%	607,000	628,474
Navient Corp.
03/15/2029	5.500%	1,744,000	1,723,079
03/15/2031	11.500%	1,787,000	2,020,197
08/01/2033	5.625%	3,861,000	3,523,617
OneMain Finance Corp.
05/15/2029	6.625%	4,714,000	4,852,826
03/15/2030	7.875%	1,925,000	2,037,225
09/15/2030	4.000%	2,692,000	2,489,298
11/15/2031	7.125%	991,000	1,029,641
03/15/2032	6.750%	2,735,000	2,801,393
09/15/2032	7.125%	557,000	579,859
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	4,825,000	5,067,377
Rocket Cos, Inc.(a)
08/01/2030	6.125%	1,350,000	1,389,228
08/01/2033	6.375%	1,722,000	1,786,962
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	2,598,000	2,429,086
10/15/2033	4.000%	5,131,000	4,630,578
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	2,207,000	2,175,128
UWM Holdings LLC(a)
02/01/2030	6.625%	3,344,000	3,397,689
Total			47,915,807
Food and Beverage 1.2%
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	3,737,958	4,027,858
Post Holdings, Inc.(a)
02/15/2032	6.250%	1,302,000	1,337,769
10/15/2034	6.250%	1,575,000	1,590,903
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,275,000	2,286,195
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,608,000	3,462,577
US Foods, Inc.(a)
01/15/2032	7.250%	1,499,000	1,572,738
Total			14,278,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 2.2%
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	1,302,000	1,347,279
02/15/2032	6.500%	3,893,000	3,991,464
10/15/2032	6.000%	1,404,000	1,377,226
Churchill Downs, Inc.(a)
05/01/2031	6.750%	2,584,000	2,655,217
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	4,401,000	4,101,070
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	2,308,000	2,335,527
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	6,058,000	5,815,441
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,217,769
Voyager Parent LLC(a)
07/01/2032	9.250%	2,577,000	2,720,184
Total			26,561,177
Health Care 5.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	597,759
04/15/2029	5.000%	2,971,000	2,905,602
03/15/2033	7.375%	2,267,000	2,362,725
Avantor Funding, Inc.(a)
11/01/2029	3.875%	4,425,000	4,204,867
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	1,194,000	1,245,935
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,047,868
03/15/2029	3.750%	1,397,000	1,325,119
03/15/2031	4.000%	1,245,000	1,153,330
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	1,783,000	1,433,062
05/15/2030	5.250%	2,990,000	2,680,303
02/15/2031	4.750%	922,000	784,749
01/15/2032	10.875%	1,599,000	1,693,164
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	2,137,000	2,216,141
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,530,671
07/15/2033	6.750%	2,002,000	2,072,625
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,315,371
06/01/2032	6.250%	3,189,000	3,289,045
LifePoint Health, Inc.(a)
10/15/2030	11.000%	961,000	1,059,360
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	1,117,000	1,148,289
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	5,432,000	5,380,189
Select Medical Corp.(a)
12/01/2032	6.250%	1,287,000	1,293,724
Star Parent, Inc.(a)
10/01/2030	9.000%	6,407,000	6,790,103
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	3,321,000	3,444,311
Tenet Healthcare Corp.
02/01/2027	6.250%	2,063,000	2,064,218
11/01/2027	5.125%	2,309,000	2,303,132
10/01/2028	6.125%	2,080,000	2,082,164
06/15/2030	6.125%	2,352,000	2,390,844
05/15/2031	6.750%	1,992,000	2,070,078
Total			61,884,748
Independent Energy 4.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	4,047,000	4,134,162
03/15/2032	7.375%	2,348,000	2,294,780
Civitas Resources, Inc.(a)
07/01/2028	8.375%	2,635,000	2,735,351
11/01/2030	8.625%	1,501,000	1,562,537
07/01/2031	8.750%	3,452,000	3,552,236
06/15/2033	9.625%	2,680,000	2,835,517
CNX Resources Corp.(a)
01/15/2029	6.000%	1,737,000	1,740,831
03/01/2032	7.250%	1,093,000	1,134,467
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	2,906,000	2,906,548
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,440,000	1,417,843
01/15/2030	5.875%	579,000	543,384
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,144,000	1,150,324
04/15/2032	6.250%	1,794,000	1,719,654
11/01/2033	8.375%	2,738,000	2,861,215
02/15/2035	7.250%	4,039,000	3,949,307
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,662,467
04/15/2032	6.500%	4,067,000	4,127,787
04/15/2033	6.250%	1,694,000	1,706,430
Permian Resources Operating LLC(a)
01/15/2032	7.000%	3,483,000	3,608,286
02/01/2033	6.250%	1,718,000	1,754,271
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,345,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	1,162,000	1,173,619
08/01/2032	7.000%	1,757,000	1,769,656
Total			51,686,023
Leisure 3.0%
Boyne USA, Inc.(a)
05/15/2029	4.750%	2,355,000	2,311,777
Carnival Corp.(a)
03/15/2030	5.750%	2,231,000	2,285,661
08/01/2032	5.750%	4,037,000	4,104,188
02/15/2033	6.125%	2,771,000	2,847,393
Cinemark USA, Inc.(a)
07/15/2028	5.250%	2,136,000	2,120,842
08/01/2032	7.000%	990,000	1,026,956
NCL Corp., Ltd.(a)
02/01/2032	6.750%	3,979,000	4,105,488
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	6,043,000	6,073,864
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	3,602,000	3,661,090
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,970,000	2,040,614
Viking Cruises Ltd.(a)
02/15/2029	7.000%	2,035,000	2,050,542
07/15/2031	9.125%	3,088,000	3,326,451
Total			35,954,866
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	1,428,000	1,456,835
09/15/2033	5.750%	1,468,000	1,481,017
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,829,000	1,702,501
01/15/2032	6.625%	2,288,000	2,333,260
Total			6,973,613
Media and Entertainment 3.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	3,905,000	3,792,141
06/01/2029	7.500%	2,991,000	2,779,555
04/01/2030	7.875%	3,064,000	3,191,055
02/15/2031	7.125%	1,746,000	1,772,987
03/15/2033	7.500%	2,565,000	2,609,642
Gray Media, Inc.(a)
07/15/2032	9.625%	1,360,000	1,366,775
08/15/2033	7.250%	997,000	982,967

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	787,348	678,503
05/01/2030	10.875%	472,000	277,625
08/15/2030	7.750%	596,490	473,236
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,635,000	2,688,650
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	2,602,000	2,731,907
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	601,000	573,981
02/15/2031	7.375%	1,281,000	1,353,801
Roblox Corp.(a)
05/01/2030	3.875%	1,227,000	1,166,986
Snap, Inc.(a)
03/01/2033	6.875%	2,804,000	2,837,927
03/15/2034	6.875%	3,618,000	3,626,979
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,181,000	2,263,145
06/30/2030	7.375%	1,626,000	1,641,116
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,105,000	1,816,078
03/15/2042	5.050%	5,060,000	3,410,435
03/15/2052	5.141%	1,105,000	689,937
Total			42,725,428
Metals and Mining 2.2%
Champion Iron Canada, Inc.(a)
07/15/2032	7.875%	1,021,000	1,065,422
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	1,109,000	1,125,639
03/15/2032	7.000%	407,000	405,408
05/01/2033	7.375%	437,000	435,794
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	2,688,000	2,811,657
Constellium SE(a)
04/15/2029	3.750%	1,836,000	1,741,499
08/15/2032	6.375%	2,228,000	2,274,929
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	3,405,000	3,388,236
04/01/2029	6.125%	1,703,000	1,721,236
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	4,348,000	4,078,955
Novelis Corp.(a)
01/30/2030	4.750%	2,560,000	2,463,350
08/15/2031	3.875%	1,421,000	1,289,562
08/15/2033	6.375%	1,790,000	1,807,591
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis, Inc.(a)
01/30/2030	6.875%	1,070,000	1,110,268
Total			25,719,546
Midstream 6.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	2,741,000	2,869,901
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,234,067
CNX Midstream Partners LP(a)
04/15/2030	4.750%	4,254,000	4,045,488
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	4,874,000	5,102,336
06/30/2033	7.375%	4,148,000	4,150,822
Hess Midstream Operations LP(a)
03/01/2028	5.875%	983,000	1,000,151
10/15/2030	5.500%	802,000	807,340
ITT Holdings LLC(a)
08/01/2029	6.500%	436,000	427,702
NuStar Logistics LP
04/28/2027	5.625%	1,089,000	1,095,324
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,077,000	1,125,466
Sunoco LP(a)
05/01/2029	7.000%	2,606,000	2,709,302
05/01/2032	7.250%	3,380,000	3,578,021
07/01/2033	6.250%	2,350,000	2,402,358
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	3,984,000	4,189,656
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,413,000	1,326,764
11/01/2033	3.875%	5,251,000	4,678,279
Venture Global LNG, Inc.(a),(c),(d)
	9.000%	5,817,000	5,786,488
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,664,534
01/15/2030	7.000%	1,148,000	1,182,631
06/01/2031	8.375%	1,939,000	2,034,964
02/01/2032	9.875%	3,683,000	4,010,609
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	1,577,000	1,730,568
01/15/2034	6.500%	3,716,000	3,882,115
05/01/2035	7.750%	3,157,000	3,516,017
01/15/2036	6.750%	8,397,000	8,815,055
Total			74,365,958
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 2.3%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,692,000	1,735,847
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	1,321,000	1,365,928
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,198,000	1,200,821
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,017,000	2,050,505
01/31/2030	9.125%	2,460,000	2,519,727
08/15/2031	8.875%	3,696,000	3,333,504
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,884,831	2,962,899
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	4,424,857	4,535,885
Transocean, Inc.(a)
05/15/2031	8.500%	2,670,000	2,507,073
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,796,000	1,796,421
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	3,284,000	3,366,231
Total			27,374,841
Other Industry 0.4%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	2,944,000	2,897,177
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	1,276,000	1,309,892
04/15/2030	6.625%	767,000	792,532
Total			4,999,601
Other REIT 1.4%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,610,000	1,575,070
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	3,522,000	3,517,584
05/15/2029	4.875%	2,929,000	2,851,918
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	835,376
04/01/2032	6.500%	2,080,000	2,137,020
06/15/2033	6.500%	1,475,000	1,524,192
Service Properties Trust
06/15/2029	8.375%	1,117,000	1,154,585
Service Properties Trust(a)
11/15/2031	8.625%	1,075,000	1,148,906
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XHR LP(a)
05/15/2030	6.625%	2,026,000	2,082,661
Total			16,827,312
Packaging 1.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	5,692,000	5,221,852
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	4,333,000	4,468,079
04/15/2032	6.750%	2,631,000	2,702,032
Total			12,391,963
Pharmaceuticals 1.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%	5,204,000	5,410,789
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	535,000	533,134
06/01/2028	4.875%	1,785,000	1,611,981
09/30/2028	11.000%	323,000	338,641
02/15/2029	6.250%	602,000	473,603
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	4,816,000	4,670,821
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,548,000	1,482,885
04/30/2031	5.125%	2,202,000	1,888,425
Total			16,410,279
Property & Casualty 4.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	1,940,000	2,017,813
08/01/2029	6.000%	3,294,000	3,239,777
07/01/2032	6.750%	1,346,000	1,381,509
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	2,734,000	2,741,234
04/15/2028	6.750%	4,126,000	4,210,985
10/01/2031	6.500%	1,559,000	1,596,685
10/01/2032	7.375%	4,973,000	5,130,788
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	3,853,000	4,034,482
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	4,967,000	5,258,077
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,036,000	4,016,080
HUB International Ltd.(a)
01/31/2032	7.375%	4,595,000	4,822,885
HUB International, Ltd.(a)
06/15/2030	7.250%	6,080,000	6,359,731

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	2,231,000	2,312,398
Ryan Specialty LLC(a)
08/01/2032	5.875%	1,739,000	1,756,856
Total			48,879,300
Railroads 0.8%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	4,230,000	4,303,502
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,691,000	4,907,033
Total			9,210,535
Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	2,253,000	2,281,467
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	5,839,000	5,494,874
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,571,468
Total			11,347,809
Retailers 2.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,219,000	1,250,832
08/01/2033	7.375%	1,239,000	1,269,658
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,056,858
02/15/2032	5.000%	1,087,000	1,044,607
Beach Acquisition Bidco LLC(a),(b)
07/15/2033	10.000%	4,859,000	5,155,382
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,399,000	1,416,812
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,275,154
01/15/2030	6.375%	885,000	909,330
Hanesbrands, Inc.(a)
02/15/2031	9.000%	1,908,000	2,029,887
L Brands, Inc.
06/15/2029	7.500%	735,000	754,890
L Brands, Inc.(a)
10/01/2030	6.625%	2,564,000	2,634,212
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	591,000	580,419
08/01/2031	8.250%	1,102,000	1,169,044
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,584,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,412,000	3,125,337
Total			26,256,613
Technology 9.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	3,351,000	3,497,202
Block, Inc.(a)
08/15/2030	5.625%	1,679,000	1,719,007
08/15/2033	6.000%	1,313,000	1,347,861
Block, Inc.
05/15/2032	6.500%	3,353,000	3,473,857
CACI International, Inc.(a)
06/15/2033	6.375%	1,680,000	1,735,610
Camelot Finance SA(a)
11/01/2026	4.500%	451,000	445,607
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	828,000	719,883
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	831,000	701,860
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	5,857,000	5,541,815
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	1,096,000	1,111,108
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	9,161,000	9,553,873
06/30/2032	8.250%	5,005,000	5,350,885
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	7,455,000	6,893,289
Entegris Escrow Corp.(a)
06/15/2030	5.950%	4,576,000	4,632,785
Fair Isaac Corp.(a)
05/15/2033	6.000%	2,236,000	2,275,226
Gen Digital, Inc.(a)
04/01/2033	6.250%	2,286,000	2,351,354
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	2,748,000	2,914,643
HealthEquity, Inc.(a)
10/01/2029	4.500%	1,785,000	1,726,328
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,983,302
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	2,225,000	2,285,591
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,506,000	1,460,301
05/30/2029	9.500%	3,309,000	3,463,584
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,802,272
Iron Mountain, Inc.(a)
02/15/2029	7.000%	1,865,000	1,922,688
01/15/2033	6.250%	1,457,000	1,489,105
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	4,608,000	4,519,158
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,172,000	4,524,281
NCR Corp.(a)
10/01/2028	5.000%	142,000	139,978
04/15/2029	5.125%	2,376,000	2,348,519
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,265,000	5,239,741
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	7,238,522
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	1,495,000	1,589,539
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	2,943,000	3,051,693
Synaptics, Inc.(a)
06/15/2029	4.000%	1,228,000	1,172,404
UKG, Inc.(a)
02/01/2031	6.875%	2,258,000	2,334,568
WEX, Inc.(a)
03/15/2033	6.500%	2,644,000	2,707,312
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	4,990,000	4,684,817
Total			112,949,568
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	2,643,000	2,731,529
06/15/2032	8.375%	2,741,000	2,860,861
Total			5,592,390
Wireless 1.5%
Altice France Holding SA(a)
02/15/2028	0.000%	4,642,000	1,689,790
Altice France SA(a)
07/15/2029	5.125%	9,239,000	7,894,552
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	3,813,000	3,518,956
07/15/2031	4.750%	3,125,000	2,921,987
04/15/2032	7.750%	1,636,000	1,713,554
Total			17,738,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.3%
Fibercop SpA(a)
07/18/2036	7.200%	451,000	453,765
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	2,188,000	2,290,612
03/15/2031	8.625%	2,134,000	2,266,214
Iliad Holding SAS(a)
10/15/2028	7.000%	3,036,000	3,090,192
Iliad Holding SASU(a)
04/15/2031	8.500%	637,000	685,527
04/15/2032	7.000%	1,443,000	1,483,681
Optics Bidco SpA(a)
06/04/2038	7.721%	1,549,000	1,570,615
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	3,431,000	3,573,902
Total			15,414,508
Total Corporate Bonds & Notes (Cost $1,068,978,982)			1,074,946,350

Exchange-Traded Fixed Income Funds 1.7%
	Shares	Value ($)
High Yield 1.7%
Columbia Short Duration High Yield ETF(e)	200,000	4,070,000
Columbia US High Yield ETF(e)	810,000	16,487,550
Total		20,557,550
Total Exchange-Traded Fixed Income Funds (Cost $20,244,200)		20,557,550

Foreign Government Obligations(f) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	3,150,000	3,386,511
Total Foreign Government Obligations (Cost $3,157,911)			3,386,511

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(g),(h)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	1,448,370	1,455,163
Building Materials 0.2%
CP Atlas Buyer, Inc.(g),(h)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.566%	2,446,422	2,347,342
Chemicals 0.5%
Ineos Quattro Holdings UK Ltd.(g),(h)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.666%	1,480,000	1,328,300
Ineos US Finance LLC(g),(h)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	7.566%	4,328,998	3,964,626
Total			5,292,926
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(g),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.666%	2,810,286	2,812,703
Property & Casualty 0.1%
Truist Insurance Holdings LLC(g),(h)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.046%	1,305,197	1,331,301
Retailers 0.1%
Hanesbrands, Inc.(g),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.066%	593,325	594,440
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.8%
Ascend Learning LLC(g),(h)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.166%	886,795	885,908
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.316%	4,003,911	4,000,147
DCert Buyer, Inc.(g),(h)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.316%	340,666	306,600
Ellucian Holdings, Inc.(g),(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.066%	3,140,000	3,226,350
ION Trading Finance Ltd.(g),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.796%	848,200	850,142
Total			9,269,147
Total Senior Loans (Cost $23,265,864)			23,103,022

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(e),(k)	28,312,068	28,303,575
Total Money Market Funds (Cost $28,311,847)		28,303,575
Total Investments in Securities (Cost: $1,150,753,680)		1,157,078,748
Other Assets & Liabilities, Net		23,783,609
Net Assets		1,180,862,357
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $996,691,964, which represents 84.40% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(d)	Perpetual security with no specified maturity date.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	—	4,053,000	—	17,000	4,070,000	—	—	200,000
Columbia Short-Term Cash Fund, 4.463%
	45,302,659	101,977,139	(118,976,641)	418	28,303,575	(2,152)	375,978	28,312,068
Columbia US High Yield ETF
	13,805,382	2,432,400	—	249,768	16,487,550	—	208,090	810,000
Total	59,108,041			267,186	48,861,125	(2,152)	584,068

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
The stated interest rate represents the weighted average interest rate at August 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(i)	Valuation based on significant unobservable inputs.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia High Yield Bond Fund  | 2025

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1QT160_05_R01_(10/25)